Recovco ID	Loan #1	Loan #2	Loan #3	Project Name	Pool	State	Original Loan Amount	Note Date	Occupancy	Purpose	Overall Grade	Guideline Grade	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	High Cost Category	TILA / TRID Category	NON HC / HOEPA Category	Testing Status Category	TX A-6	TX A-6 Category
PWHGLIENJL1	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was XXX with XXX."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Doc (Lvl 2)     "The loan file is missing the XXX contract."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information purchase booklet."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Truth In Lending Deficiency (Non-UAL State)	Out of Scope	Out of Scope
0V04UEFGCIA	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Application Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope		Out of Scope	Out of Scope
DTS2EAAGVTM	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Truth In Lending Deficiency (UAL State)	Out of Scope	Out of Scope
JWUT4PORKKC	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Appraisal not dated (Lvl 2)     "Appraisal is missing from the file."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from file."
* Missing credit report (Lvl 2)     "Credit report is missing from file."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Truth In Lending Deficiency (Non-UAL State)	Out of Scope	Out of Scope
2GQFITRBSUM	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the broker fees test due to one or more of the following findings: (Division Guidance on Broker Compensation) The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than XXX%; or The loan does not have DIDMCA preemption selected and collects broker fees in any amount from both the lender and the borrower; or The loan does not have DIDMCA preemption selected and the sum of all broker fees paid by the borrower exceeds XXX%; or The loan does not have DIDMCA preemption selected or defaulted and the sum of all broker fees paid by the lender exceeds XXX%. For this loan: The fees collected from the borrower that directly compensate the broker are $XXX; The fees collected from the lender that directly compensate the broker are $XXX; The total fees collected from both the borrower and the lender that directly compensate the broker are $XXX. This loan failed the origination fee and broker fee test. (MRS §408.052 1.) The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than XXX%. The loan data fees are $XXX and the comparison data fees are $XXX for a $XXX overage. The loan data fees are $XXX and the comparison data fees are $XXX for a $XXX overage. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The loan is missing the initial escrow account disclosure for tax escrow on the XXX."
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)     "The loan file is missing the loan XXXification dated XX/XX/XXXX. A loan XXXification dated XX/XX/XXXX is on page 1675."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was XXX with XXX."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the notice of servicing transfer."
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan file did not contain the refinance XXX day right to cancel."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not contain the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Truth In Lending Deficiency (Non-UAL State)	Out of Scope	Out of Scope
G00PJPAOX4U	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The loan file is missing the initial escrow account disclosure for tax escrow on the XXX."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was XXX with XXX."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the notice of servicing transfer."
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan file did not contain the XXX day right to cancel for a refinance."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing the Right to Receive Copy of Appraisal at least XXX days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Truth In Lending Deficiency (Non-UAL State)	Out of Scope	Out of Scope
4HXJWLIQBZT	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Doc (Lvl 2)     "The loan file is missing the sales contract."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan file is missing the Buying Your Home: Settlement Costs and Helpful Information purchase booklet."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Truth In Lending Deficiency (UAL State)	Out of Scope	Out of Scope
U24ZHE4GEZO	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data reflects $XXX whereas the max allowed is $XXX resulting in an overage of $XXX The statute of limitations has expired downgraded based on Client Compliance Profile."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
LU1RJQNK03T	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)     "):  The loan file did not contain the loan program disclosure; loan was  XXX with XXX."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
YQGQ5140GRV	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The XXX-1 is missing from the file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Not all borrowers signed XXX (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
UMMRZTJFQN4	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)     "Appraisal is missing"
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)     "1008 is missing from file."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Truth In Lending Deficiency (Non-UAL State)	Out of Scope	Out of Scope
5CPKFHGS5LH	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
TP13LD1MLAJ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the initial XXX loan program disclosure."		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
XQOZBGODKD0	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Application Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
1SCWCCAE2QP	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan file is missing the Buying Your Home: Settlement Costs and Helpful Information purchase booklet."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
WE3Y0OOF4PO	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* MI, FHA or MIC missing and required (Lvl 2)     "The MI Certificate is missing from the loan file and is a requirement as verified by the 1008 on page 765."
* Settlement date is different from note date (Lvl 2)     "The settlement date is after the Note date, no issue."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
1FTKIERMMED	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test in IA. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. The loan data prepayment term is 36 month and the comparison data is 0 months for a 36 month overage. XXX expired XX/XX/XXXX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
JVLSKE2PTST	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* XXX Mortgage / HELOC Terms required (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
YF14EG0DU3U	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX					XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
WGYEGNZBCLS	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Application Missing (Lvl 2) "The initial 1003 is missing from the loan file."		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
YI0MHKIMMV0	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Application Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
U2NCNN2KQK2	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)     "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
AJJ2K5WUIEX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Right of Rescission missing or unexecuted (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
O4201HZLGXG	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing a XXX."
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission missing."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Federal Higher Priced Mortgage Loan - Compliant	Settlement Statement Deficiency (Non-UAL State)
SPTWGIBZJL3	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* XXX-1 Closing Statement missing or unsigned (Lvl 3)     "The loan file did not include the XXX and no alternative documents were available to complete the compliance testing."
* Note is missing or unexecuted (Lvl 3)     "The loan file did not include the Note."

* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was XXX."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
N1QB23BIH4X	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* XXX-1 Closing Statement missing or unsigned (Lvl 3)     "The loan file did not include the XXX and no alternative documents were available to complete the compliance testing."
* Note is missing or unexecuted (Lvl 3)     "The loan file did contain the note"

* Application Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the Notice of Servicing Transfer Disclosure"
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
JBZXGXLSBBI	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the XXX-1 Closing Statement."
* Application Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
IK4DWPXP5M2	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Application Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
NJDFBKWYRLV	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)     "The loan file is missing the loan XXXification dated XX/X/2018. The loan file has a signed loan XXXification dated X/XX/2017 on page 679."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial loan program disclosure; loan was XXX with XXX. The finakl is on page 5494."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the initial or final notice of servicing transfer."
* Special information booklet is Missing (Lvl 2)     "The loan file did not contain the Buying Your Home: Settlement Costs and Helpful Information purchase booklet."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope		Out of Scope	Out of Scope
YBLWGMM50EI	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data finance charge is $XXX and the comparison data is $XXX for a $XXX overage. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Special information booklet is Missing (Lvl 2)     "The loan file did not contain the Buying Your Home: Settlement Costs and Helpful Information purchase booklet."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope		Out of Scope	Out of Scope
C1ESBA5W5HF	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Prepayment Rider Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
I44W5TBUV2V	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX.  This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is XXX%. The disclosed APR of XXX% is not considered accurate because it is more than 1/8 of XXX% percentage point above or below the APR as determined in accordance with the actuarial method.
The TILA Finance Charge loan data is $XXX and the comparison data is $XXX for an under disclosed amount of $XXX. The TILA APR loan data is XXX% and the comparison data is XXX% for an under disclosed amount of XXX%.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Not all borrowers signed TIL (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
OUO0J0RFRYO	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX					XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
TIDQBNDU523	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The TILA Finance Charge Test indicates loan data value of $XXX whereas the comparison data value is $ XXX under estimated by $XXX The statute of limitations has expired downgraded based on Client Compliance Profile."
* Not all borrowers signed XXX (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
GB14MZ4FMPD	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was an XXX."
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
R0BDH2SR2DR	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
XJWOQMRXJSI	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data reflects total fees of $XXX with comparison data of $XXX resulting in a difference of $XXX The statute of limitations has expired downgraded based on Client Compliance Profile."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial XXX loan program disclosure with XXX."
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the initial Affiliated Business Disclosure. The final disclosure is located on p. 571."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
XU0WCSP3Q11	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Prepayment Rider Missing (Lvl 2) * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
RWSSRSZHZU0	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Application Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
FSDIGCEV0MI	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the XXX."
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the notice of servicing transfer."
* Property is Manufactured Housing (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least XXX days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
0SVR41UXYIH	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the XXX."
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)     "The loan file did not include the loan XXXification."
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the notice of servicing transfer."
* Property is Manufactured Housing (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least XXX days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
GMJWD5D0DE0	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* XXX-1 Closing Statement missing or unsigned (Lvl 3)     "The loan file did not include the XXX and no alternative documents were available to complete the compliance testing."
* Note is missing or unexecuted (Lvl 3)     "Missing the Note from the loan file"

* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Mortgage missing / unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the Notice of Servicing Transfer Disclosure."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
VEZLQLT3F4N	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Final TIL Date after actual transaction date (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
QLYKLV1NHI5	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data indicates XXX wheras the max allowed is $XXX resulting in a variance of $XXX The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope		Out of Scope	Out of Scope
1IZA0PVKLF5	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Not all borrowers signed XXX (Lvl 2)     "The XXX is not signed by the borrowers and not stamped by the settlement agent either."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Settlement date is different from note date (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
VQABHR2WHG0	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
1LVYXKK0E5J	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Final Application is missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
GP0AP0TVTCC	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Final TIL Date after actual transaction date (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Not all borrowers signed TIL (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* TIL not hand dated (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
Z0FIAHPEFQP	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing required 1-4 family rider (Lvl 2)
* Missing Title evidence (Lvl 2)
* Mortgage missing / unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
PUOG1J450XQ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
NHJEN3QDYSM	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
UF0RABSLGWJ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The loan is missing the initial escrow account disclosure for tax escrow on the XXX."
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the notice of servicing transfer."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
O4A5EVOBZ2J	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)     "The credit reports on pages 1299/2703 are dated XX/XX/XXXX and the loan closed XX/XX/XXXX."
* Missing Doc (Lvl 2)     "The XXX lien note for $XXX from the XXX is missing."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information purchase booklet."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
UPJ2N5RRMEJ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The loan is missing the initial escrow account disclosure for the tax escrow on the XXX."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the notice of servicing transfer."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
EY2DINWUKBE	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Settlement date is different from note date (Lvl 2)     "Escrow state, no issue."
* TIL not hand dated (Lvl 2)     "The final TIL is not hand dated by the borrower."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
WSZR4VCD4SZ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
XAF2OZPGASG	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR §1026.17(b),1026.19(a) ,transferred from 12 CFR §226.17(b) , 226.19(a) , as amended in 2009 ) The application date of the loan is before XX/XX/XXXX and the loan is a "residential mortgage transaction" subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.); and
the initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier. The application date is XX/XX/XXXX and the initial TIL is dated XX/XX/XXXX; which is not within XXX business days. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
HI3ILYXV5DQ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Not all borrowers signed TIL (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
ECRT4JK4X1Y	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Missing Appraisal (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
YPVJYMPTH2H	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Missing Title evidence (Lvl 2) * Not all borrowers signed TIL (Lvl 2) * TIL not hand dated (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
IAXEVDFYRO4	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The loan is missing the initial escrow account disclosure for the tax escrow on the XXX."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
TGLBWUXSYFH	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
T4YQG0NAOWP	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX					XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Federal Higher Priced Mortgage Loan - Compliant	CE Tested
GV05LWVKKD5	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. The loan data late fee is XXX% and the comparison data late fee is XXX% for an overage of XXX%. The loan data prepayment term is XXX months and the comparison data term is 0 months for an overage of 36 months. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
XA3GL25EQD0	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX					XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
EW2QUILRVHJ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the notice of servicing transfer."
* Prepayment Rider Missing (Lvl 2)     "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."
* Right of Rescission missing or unexecuted (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least XXX days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
2Y3ONWBMPVW	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing the XXX."
* Application Missing (Lvl 2)
* Final Application is missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
* Prepayment Rider Missing (Lvl 2)     "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."
* Right of Rescission missing or unexecuted (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing a Right to Receive Copy of Appraisal at least XXX days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
FFSWAHOPC3M	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "XXX is missing from file."
* Application Missing (Lvl 2)     "Application is missing"
* Appraisal not dated (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from file."
* Missing credit report (Lvl 2)     "Credit report is missing."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from file."
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Settlement Statement Deficiency (Non-UAL State)	Out of Scope	Out of Scope
ZSPCFGL3PCT	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the XXX."
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was XXX."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not include the Right to Receive Copy of Appraisal at least XXX days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Settlement Statement Deficiency (Non-UAL State)	Out of Scope	Out of Scope
UBYYI3FLGFI	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Federal Higher Priced Mortgage Loan - Compliant	Truth In Lending Deficiency (Non-UAL State)
0QGQWD03LPK	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The loan file is missing the initial escrow account disclosure for tax escrow on the XXX."
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the initial and final notice of servicing transfer."
* Right of Rescission missing or unexecuted (Lvl 2)     "The loan file is missing the refinance XXX day right to cancel."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing the Right to Receive Copy of Appraisal at least XXX days prior to consummation or applicable waiver."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope		Out of Scope	Out of Scope
2TPKIKXKE1N	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
KAKNKPRJOM2	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
JBWDTKMV4IY	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.  The statute of limitiations has expired downgraded based on client compliance profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file is missing the XXX disclosure."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
5F5MIOISVTQ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. TILA Finance Charge Test: Fail loan data $XXX whereas comparison date $XXX result in under disclosed $XXX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
D2O4KL0LZNC	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain a loan program disclosure for an adjustable rate loan."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
BG4XX5TTRTP	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
OBZD5NCMQTF	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the prepayment loan program disclosure."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Prepayment Rider Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
1NSGX3DMDPP	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)     "The loan file is missing the initial application."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Final 1003 is Missing (Lvl 2)     "The loan file is missing the final application."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was XXX with XXX."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Documentation (Lvl 2)     "The loan file is missing the XXX mortgage note."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
AKRC5Z1KR4A	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)     "The loan file is missing the initial application."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)     "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
5M3J055BCR3	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Settlement date is different from note date (Lvl 2) "The note is dated X/XX/2004, however the XXX-1, TIL and ROR are dated X/XX/2004."		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
WX0I4PVE0KT	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $XXX, whichever is greater.  The loan data reflects the amount of $XXX and comparison data of $XXX resulting in an under-reported amount of $XXX  The loan file did not contain a final TIL; however, the estimated TIL was used for the points and fees test. The statute of limitations has expired downgraded based on client compliance profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a final TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
3JEE5C4K52P	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The loan file is missing the initial escrow account disclosure for tax escrow on the XXX."
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
V3GXCLFU1QS	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Good Faith Estimate missing or unexecuted (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Prepayment Rider Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
A1ZA5Y2VYSI	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Not all borrowers signed TIL (Lvl 2) * Right of Rescission missing or unexecuted (Lvl 2) * TIL not hand dated (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
W00U34MQBBK	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
HJBSRPEEYUB	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
GU3JMDDDPJF	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan file is missing the Buying Your Home: Settlement Costs and Helpful Information purchase booklet."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
VEFEZVNPLSQ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
5WWNMQJVKRP	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
4MHOW5Q3KXK	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan is missing the notice of servicing transfer."
* Right of Rescission missing or unexecuted (Lvl 2)     "The refinance XXX day right to cancel for primary homes is missing."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
E53MA4DNVEY	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
YL2OKJHQRIS	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2) "The loan file did not contain the CHXXX Booklet and loan was XXX." * Transmittal (1008) is Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
BD2YPVHNEYX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data finance charge is $XXX and the comparison data is $XXX for an overage of $XXX. The loan file did not contain a final TIL; however, the estimated preliminary TIL on page 615 of the loan file was used for the points and fees test. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file did not contain a final TIL; however, the estimated preliminary TIL on page 615 of the loan file was used for the points and fees test. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The loan file is missing the initial escrow account disclosure for tax escrow on the XXX."
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)     "The loan file is missing the loan XXXification."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
TXTEYXI3QB2	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Notice of Servicing Transfer missing or unexecuted (Lvl 2) * TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower." * Transmittal (1008) is Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
FUSGSIPG5GD	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data reflected finance charges of $XXX whereas the comparison data reflects $XXX resulting in an under disclosure of $XXX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final Application is missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The initial XX/XX/XXXX fixed / XXX disclosure is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
ERTP4WZTQYX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR §1026.17(b),1026.19(a) , transferred from 12 CFR §226.17(b) , 226.19(a) , as amended in 2009 )
The date creditor received the application (formerly application date) is on or after XX/XX/XXXX, and:
The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling; and
FAIL
The loan is a "residential mortgage transaction" subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601
et seq.); and
The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier.
This calculations takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to
§1026.19(a)(1)(i) (early disclosures three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:
As not being open on XXXXX
As not being open on XXXXXX
The statute of limitations has expired downgraded based on Client Compliance Profile."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
DCHAXIBKGHD	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is XXX%. The disclosed APR XXX% is not considered accurate because it is more than 1/8 of XXX% percentage point above or below the APR as determined in accordance with the actuarial method. The loan data finance charge is $XXX and the comparison data is $XXX for an overage of $XXX The loan data APR is XXX% and the comparison data APR is XXX% for an overage of XXX%. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow discount disclosure for tax escrow on the XXX is missing."
* Missing Doc (Lvl 2)     "The XXX lien note for $XXX is missing."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
SZJ0T3H4KO2	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
5DDBST1RAR2	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Application Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
Y3Z3MCIVSIU	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "XXX-1 Closing Statement is missing."
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
EOBY51PAHW1	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
BIKA2ZAXCW1	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Missing Appraisal (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2) * Right of Rescission missing or unexecuted (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
J5DBMTUCNYX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
0L0LUNYPSND	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Missing credit report (Lvl 2) "The loan file did not contain the credit report."		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
MMMIISUSM2U	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 6.472. The disclosed APR of XXX% is not considered accurate because it is more than 1/8 of XXX% percentage point above or below the APR as determined in accordance with the actuarial method. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
MNGGRDYJIFG	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Final 1003 is Missing (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)     "The loan file is missing the loan XXXification."
* Property is Manufactured Housing (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing the Right to Receive Copy of Appraisal at least XXX days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan file is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
ZFWYLMVF0PT	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "Loan file did contain the XXX."
* Application Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial downgraded TIL and unable to test for timing of disclosure date.  The statute of limitations has expired based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
TGW251P0UMT	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the XXX and no alternative documents were available to complete the compliance testing."
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)     "The loan file did not include the loan XXXification."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not include the notice of servicing transfer."
* Property is Manufactured Housing (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the right to receive copy of appraisal."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
5QUYQNHHUIU	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase Exceptions Test Failed (Lvl 2)
* Credit score not provided (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
QCJX3SO432E	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Appraisal not dated (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial downgraded TIL and unable to test for timing of disclosure date.  The statute of limitations has expired based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
4BTWMUY2DAQ	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did contain the XXX-1"
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Good Faith Estimate is Missing (Lvl 2)
* Initial Truth in Lending Disclosure is Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the Notice of Servicing Transfer Disclosure."
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
BCIVANULKXR	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "Loan file did not contain the XXX-1."
* Application Missing (Lvl 2)
* Appraisal not dated (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Good Faith Estimate is Missing (Lvl 2)
* Initial Truth in Lending Disclosure is Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
R2COILTJGIO	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the XXX and no alternative documents were available to complete the compliance testing."
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Good Faith Estimate is Missing (Lvl 2)
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan appears XXXified. XXX missing or unexecuted (Lvl 2)     "The loan file did not include the loan XXXification."
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not include the notice of servicing transfer."
* Property is Manufactured Housing (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX
S4U2TVSAM2N	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Application Missing (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
LMQRB3MCKIF	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
SVMIZMK4BNI	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data reflects $XXX with comparison data of $XXX resulting in an under disclosed amount of $XXX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was XXX with XXX."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
023VGA2VTD3	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX		* XXX-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the XXX."
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Doc (Lvl 2)     "The loan file did not include the sales contract."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not include the Right to Receive Copy of Appraisal at least XXX days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan file did not include the Buying Your Home: Settlement Costs and Helpful Information purchase booklet."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX		XXXXXX	XXXXXXX	XXXXXXX		Settlement Statement Deficiency (UAL State)
J4QLGSDMGLK	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Application Missing (Lvl 2) * Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2) "The loan file did not contain the CHXXX Booklet and loan was XXX."		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
1C430WUYY2D	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Note is an XXX, the file is missing the initial XXX disclosure."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
NUEMAGRTF4I	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope		Out of Scope	Out of Scope
WQ2PM0R2HTD	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Final TIL Missing or Not Executed (Lvl 2) "All T.I.L.S missing." * Good Faith Estimate missing or unexecuted (Lvl 2) "All G.F.E.S missing."		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Truth In Lending Deficiency (Non-UAL State)	Out of Scope	Out of Scope
BVOCXO3HV5T	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) (Lvl 2)     "The loan file did not contain the CHXXX Booklet and loan was XXX."
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was XXX."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Doc (Lvl 2)     "The loan file is missing the sales contract."
* Missing Documentation (Lvl 2)     "The loan file is missing the XXX lien note for $XXX."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the initial or final notice of servicing transfer."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful purchase booklet."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope	Truth In Lending Deficiency (UAL State)	Out of Scope	Out of Scope
50FUDKKLOG5	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* Loan appears XXXified. XXX missing or unexecuted (Lvl 2) "The loan file is missing the loan XXXification."		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope		Out of Scope	Out of Scope
BGR03SP5205	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $XXX, whichever is greater.This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) isXXX%. The disclosed APR of XXX% is not considered accurate because it is more than 1/8 of XXX% percentage point above or below the APR as determined in accordance with the actuarial method. The loan data of $XXX whereas the comparison data is $XXX a difference of $XXX. The loan data of $XXX whereas the comparison data is $XXX a difference of $XXX. The loan data of XXX% whereas the comparison data is XXX% a difference of XXX%. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX	Out of Scope		Out of Scope	Out of Scope
CLB2JGWQFC3	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is XXX%. The disclosed APR of XXX% is not considered accurate because it is more than 1/8 of XXX% percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																	XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX
LFRWT0UTZSV	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	$XXX	XX/XX/XXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX			* ComplianceEase State Regulations Test Failed (Lvl 2)		XXXXXX	XXXXXX	XXXXXX	No Result	XXXXXX	XXXXXXX	XXXXXXX